PROPERTY AND EQUIPMENT (Details narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
Depreciation expense	$ 10,970	$ 11,001
Estimated useful life	5 years